CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 86,123	$ 106,015	$ 120,652
Restricted cash, current	4,314	1,185	267,500
Restricted cash, non-current portion		3,159	9,713
Total cash, cash equivalents and restricted cash	$ 90,437	$ 110,359	$ 397,865
Related Party | CIH
Percent of loan paid by related party	50.00%	50.00%	50.00%